Employee Benefit Plans - Schedule of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 153	$ 118	$ 150
Interest cost	$ 1,410	$ 1,426	$ 3,094
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other, net	Other, net	Other, net
Expected return on plan assets	$ (1,289)	$ (1,331)	$ (2,474)
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Expected Return (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other, net	Other, net	Other, net
Amortization of net (gain) loss	$ (198)	$ (44)	$ 581
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Amortization of Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other, net	Other, net	Other, net
Effect of settlement	$ 37	$ (49)	$ 2,152
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Settlement Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other, net	Other, net	Other, net
Net pension benefit (income) cost	$ 113	$ 120	$ 3,503
Pension | Americold Retirement Income Plan (ARIP)
Defined Benefit Plan Disclosure [Line Items]
Service cost	0	0	0
Interest cost	0	0	1,603
Expected return on plan assets	0	0	(1,120)
Amortization of net (gain) loss	0	0	646
Effect of settlement	0	0	2,152
Net pension benefit (income) cost	0	0	3,281
Pension | National Service-Related Pension Plan (NSRPP)
Defined Benefit Plan Disclosure [Line Items]
Service cost	0	0	0
Interest cost	1,236	1,262	1,322
Expected return on plan assets	(1,158)	(1,214)	(1,285)
Amortization of net (gain) loss	(187)	(60)	(77)
Effect of settlement	0	(44)	0
Net pension benefit (income) cost	(109)	(56)	(40)
Pension | Superannuation
Defined Benefit Plan Disclosure [Line Items]
Service cost	65	44	48
Interest cost	90	74	64
Expected return on plan assets	(131)	(117)	(69)
Amortization of net (gain) loss	0	0	0
Effect of settlement	37	0	0
Net pension benefit (income) cost	61	1	43
Pension | Austria Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	88	74	102
Interest cost	64	70	84
Expected return on plan assets	0	0	0
Amortization of net (gain) loss	(4)	21	14
Effect of settlement	0	0	0
Net pension benefit (income) cost	148	165	200
Other Post-Retirement Benefits (OPRB)
Defined Benefit Plan Disclosure [Line Items]
Service cost	0	0	0
Interest cost	20	20	21
Expected return on plan assets	0	0	0
Amortization of net (gain) loss	(7)	(5)	(2)
Effect of settlement	0	(5)	0
Net pension benefit (income) cost	$ 13	$ 10	$ 19